Description of the Plan (Details) - EBP 001 $ in Thousands	12 Months Ended
	Apr. 30, 2026 USD ($) h component	Apr. 30, 2025 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution match percentage	3.00%
Number of plan components | component	3
Requisite service period	1 year
Requisite service period, consecutive term	12 months
Requisite service period, hours | h	1,000
Transfers to other plans	$ 74,818
Employer, net	15,934
Total investments	$ 392,804	$ 373,259
Contribution vesting percentage	100.00%
Contribution vesting period	3 years
Forfeited nonvested accounts	$ 2,138	1,677
Decrease in administrative expense	$ 16
Maximum number of notes outstanding | component	1
Note receivable, maximum borrowing percentage	50.00%
Maximum borrowing amount	$ 50
Minimum borrowing amount	$ 1
Participant loan, basis spread on variable rate	1.00%
Traditional Component
EBP, Description of Plan [Line Items]
Employer contribution match percentage	6.00%
Deferral period after eligibility	60 days
Annual increase deferral rate	1.00%
Deferral opt out period	60 days
Employer contribution match percentage	50.00%
Employer, net	$ 6,266
Contribution vesting percentage	20.00%
Contribution vesting period	3 years
MCC Component
EBP, Description of Plan [Line Items]
Contribution vesting period	3 years
Retirement Plan Account
EBP, Description of Plan [Line Items]
Employer contribution match percentage	5.00%
Employer, net	$ 4,886
Contribution vesting period	1 year
Medtronic Core Contribution
EBP, Description of Plan [Line Items]
Employer contribution match percentage	3.00%
Employer, net	$ 4,782
Medtronic PLC Stock Fund
EBP, Description of Plan [Line Items]
Total investments	$ 3,721	$ 3,943
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period	1 year
Participant loan, interest rate	3.25%	3.25%
Minimum | Traditional Component
EBP, Description of Plan [Line Items]
Maximum annual percentage	2.00%
Deferral rate	6.00%
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, repayment period	5 years
Participant loan, interest rate	9.50%	9.50%
Maximum | Traditional Component
EBP, Description of Plan [Line Items]
Maximum annual percentage	75.00%
Deferral rate	10.00%